Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Basis of presentation
a. Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below. All amounts, except for share, per share data or otherwise noted, are rounded to the nearest million.

Principles of consolidation
b. Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated VIEs for which the Company is the ultimate primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.
A consolidated VIE is an entity in which the Company, or its subsidiaries, through the Contractual Arrangements, bear the risks of, and enjoy the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.
All transactions and balances among the Company, its subsidiaries and the consolidated VIEs have been eliminated upon consolidation.

Reclassifications
c. Reclassifications
Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year’s presentation. These reclassifications had no impact on net income/(loss), shareholders’ equity, or cash flows as previously reported.

Non-controlling interests
d.
Non-controlling
interests
For the Company’s subsidiaries and consolidated VIEs,
non-controlling
interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder.
Non-controlling
interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of operations and comprehensive income/(loss) to distinguish the interests from that of the Company. With respect to impairment losses of goodwill and intangible assets of the Company’s subsidiaries and consolidated VIEs, the Company attributes impairment losses on the basis of the relative ownership interests of the parent and non
-
controlling shareholders.

Use of estimates
e. Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates are used for, but not limited to, returns allowance, vendor rebates and customer incentives, determination of the stand-alone selling price (“SSP”), the valuation and recognition of share-based compensation arrangements, taxation, fair value of assets and liabilities acquired in business combinations, fair value of certain equity investees, assessment for impairment of long-lived assets, investment in equity investees, marketable securities and goodwill, allowance for doubtful accounts including expected credit losses, inventory reserve for excess and obsolete inventories, lower of cost and net realizable value of inventories, depreciable lives of property, equipment and software, useful lives of intangible assets and the discount rate for lease. Actual results may differ materially from those estimates.

Foreign currency translation
f. Foreign currency translation
The Group’s reporting currency is RMB. The functional currency of the Group’s entities incorporated in Cayman Islands, BVI, Hong Kong, Singapore and the United States of America generally is U.S. dollars (“US$”). The Group’s PRC subsidiaries and consolidated VIEs generally determined their functional currency to be RMB. The Group’s subsidiaries incorporated in other jurisdictions generally use their respective local currencies as their functional currencies. The determination of the respective functional currency is based on the criteria of ASC Topic 830,
Foreign Currency Matters
.
Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of others, net in the consolidated statements of operations and comprehensive income/(loss).
The consolidated financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current year are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity.
The Company designates certain non-derivative instruments to hedge its net investments in certain foreign operations, to manage exposure in exchange rates. In December 2023, the Company designated the principal of its 8.3 billion
of RMB denominated debt to hedge its $US denominated net investment in a certain subsidiary with functional currency of RMB. The portion of the gain or loss on the hedging instrument that is determined to be effective, referring to the exchange rate effect, is recognized directly in equity in “accumulated other comprehensive income/(loss)”, net of income taxes, while the ineffective portion and the operating costs are recognized in the consolidated statements of operations and comprehensive income/(loss). For the year ended December 31, 2023, the net investment hedge is deemed to be perfectly effective. The gain or loss on the hedging instrument that has been recognized directly in “accumulated other comprehensive income/(loss)” shall be recognized in the consolidated statements of operations and comprehensive income/(loss) when the disposal of the foreign subsidiary occurs.

Convenience translation
g. Convenience translation
Translations of the consolidated balance sheets, the consolidated statements of operations and comprehensive income/(loss) and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.0999, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2023, or at any other rate.

Cash and cash equivalents	h. Cash and cash equivalents Cash and cash equivalents primarily consist of cash on hand, time deposits and highly liquid investments which have original maturities of three months or less.
Restricted cash
i. Restricted cash
Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is included in the total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows. The Group’s restricted cash mainly represents security deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee.

Short-term investments
j. Short-term investments
Short-term investments include wealth management products and time deposits placed with banks with original maturities longer than three months but less than one year and maturities less than one year. Wealth management products are certain deposits with variable interest rates or principal not-guaranteed
with certain financial institutions. The Group elects the fair value option to record wealth management products with variable interest rates as well as principal not guaranteed and deposits mainly indexed to foreign exchange with maturities less than one year at fair value in accordance with ASC 825
Financial Instruments
. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive income/(loss). The Group also holds deposits that earn fixed interest rate return only if the Group hold the securities to maturity. As the Group has the positive intent and ability to hold the deposits to maturity, they are classified as held-to-maturity
and recorded at amortized cost.

Accounts receivable, net
k. Accounts receivable, net
Accounts receivable mainly represent amounts due from customers and online payment channels and are recorded net of allowance for doubtful accounts.
The Group, in collaboration with Jingdong Technology Holding Co., Ltd. (“JD Technology”, formerly known as Jingdong Digits Technology Holding Co., Ltd), provides consumer financing to the qualified customers in the online retail business, such consumer financing receivables are recorded as accounts receivable. Due to the legacy contractual arrangements with JD Technology, the Group remains as the legal owner of the consumer financing receivables, where JD Technology performs the related credit assessment and is obligated to purchase the consumer financing receivables past due over certain agreed period of time from the Group at carrying values to absorb the risks and obtain the returns from such financing arrangements, as such, no allowance for doubtful accounts were provided. The Group, in collaboration with JD Technology, periodically securitizes consumer financing receivables through the transfer of those assets to securitization vehicles, please refer to Note 2(w).
Other than the accounts receivable arising from the consumer financing, the Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Group uses the length of time a balance has been outstanding, the payment history, creditworthiness and financial conditions of the customers and industry trend as credit quality indicators to monitor the Group’s receivables within the scope of expected credit losses model, along with reasonable and supportable forecasts as a basis to develop the Group’s expected loss estimates. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventories, net
l. Inventories, net
Inventories, consisting of products available for sale, are stated at the lower of cost and net realizable value. Cost of inventories is mainly determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as inventory aging, historical and forecasted consumer demand, and market conditions that impact pricing. The Group takes ownership, risks and rewards of the products purchased, but has arrangements to return unsold goods with certain vendors. Write downs are recorded in cost of revenues in the consolidated statements of operations and comprehensive income/(loss).
The Group also provides fulfillment-related services in connection with the Group’s online marketplace. Third-party merchants maintain ownership of their inventories and therefore these products are not included in the Group’s inventories.

Loan receivables, net
m. Loan receivables, net
Loan receivables represent the consumer financing, in collaboration with JD Technology, provided to qualified individual customers on the Group’s online marketplace. Due to the legacy contractual arrangements with JD Technology, the Group remains as the legal owner of the consumer financing receivables, including such loan receivables, where JD Technology performs the related credit assessment and absorbs the credit risks. The loan terms extended to the customers generally range from 1 month to 24 months. As JD Technology is obligated to purchase the receivables past due over certain agreed period of time from the Group at carrying values to absorb the credit risks, no provision for doubtful accounts was recorded for the years ended December 31, 2021, 2022 and 2023. The loan receivables were measured at amortized cost and reported in the consolidated balance sheets at outstanding principal. As of December 31, 2022 and 2023, the loan receivables with the collection period less than one year amounting to RMB2,131 million and RMB1,711 million, respectively, were classified into prepayments and other current assets in the consolidated balance sheets. As of December 31, 2022 and 2023, the loan receivables with the collection period over one year amounting to RMB142 million and RMB251 million, respectively, were classified into other non-current
assets in the consolidated balance sheets. Cash paid for loan originations and cash received from loan repayments are classified as investing activities in the consolidated statements of cash flows. The Group, in collaboration with JD Technology, periodically securitizes loan receivables through the transfer of those assets to securitization vehicles, please refer to Note 2(w).

Property, equipment and software, net
n. Property, equipment and software, net
Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives of major property, equipment and software are as follows:

Category	Estimated useful lives
Electronic equipment	3-5 years
Office equipment	5 years
Vehicles	3-6 years
Logistics, warehouse and other heavy equipment	5-10 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term
Software	3-5 years
Land	Indefinite
Building	30-40 years
Building improvement	5-10 years
Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive income/(loss).

Construction in progress
o. Construction in progress
Direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, equipment and software items and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2022 and 2023, construction in progress were primarily relating to the construction of office buildings and warehouses.

Land use rights, net
p. Land use rights, net
Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are 18 to 70 years and represent the shorter of the estimated usage periods or the terms of the agreements.

Intangible assets, net
q. Intangible assets, net
Intangible assets purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives. The Group performs valuation of the intangible assets arising from business combination to determine the fair value to be assigned to each asset acquired. The Group determines the fair value using the appropriate approach which requires management to make significant estimates and assumptions. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated economic useful lives of the assets.
The estimated useful lives of major intangible assets are as follows:

Category	Estimated useful lives
Non-compete	5-8 years
Domain names and trademarks	5-20 years
Customer relationship	3—10 years
Technology and others	3-10 years

Goodwill
r. Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.
Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with ASU
2017-04,
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
(“ASU
2017-04”)
issued by the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, the Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded.
Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Asset Acquisition
s. Asset acquisition
When the Group acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on their cost, which generally includes the transaction costs of the asset acquisition. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair values and does not give rise to goodwill.
For the year ended December 31, 2023, the Group entered into several transactions, which were accounted for as asset acquisitions, to acquire certain assets for development purpose, mainly including RMB5,997 million of property, equipment and software, net, RMB1,009 million of construction in progress and RMB2,638 million of land use rights.

Investment in equity investees
t. Investment in equity investees
Investment in equity investees represents the Group’s investments in privately held companies, publicly traded companies and private equity funds. The Group applies the equity method of accounting to account for an equity investment, in common stock or in-substance
common stock, according to ASC Topic 323,
Investment—Equity Method and Joint Ventures
(“ASC 323”), over which it has significant influence but does not own a majority equity interest or otherwise control.
An investment in
in-substance
common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.
Under the equity method, the Group’s share of the post-acquisition profits or losses of the equity investees are recorded in “share of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss) and its share of post-acquisition movements of accumulated other comprehensive income/(loss) are recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity. The Group records its share of the results of equity investments in publicly listed companies and certain privately held companies on one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Group holds other investments in the equity investee.
The Group continually reviews its investment in equity investees under equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.
Private equity funds pursue various investment strategies, including event driven and multi-strategy. Investments in private equity funds generally are not redeemable due to the closed-ended nature of these funds. These private equity funds, over which the Group does not have the ability to exercise significant influence, are accounted for under the existing practical expedient in ASC Topic 820,
Fair Value Measurements and Disclosures
(“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”).

The Group’s equity investments without readily determinable fair values, which do not qualify for NAV practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative (the “Measurement Alternative”) in accordance with ASU
2016-01,
Financial Instruments—Overall (Subtopic
825-10)—Recognition
and Measurement of Financial Assets and Financial Liabilities
(“ASU
2016-01”).
Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in “others, net” in the consolidated statements of operations and comprehensive income/(loss). The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in “others, net” in the consolidated statements of operations and comprehensive income/(loss) if there is any. When the investments become qualified for use of the equity method, the Group remeasures the previously held interest in the investments at fair value, if any observable price changes in orderly transactions identified for an identical or a similar investment, immediately before it applying the equity method, in accordance with ASU
2020-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323).

Marketable securities and other investments
u. Marketable securities and other investments
The Group invests in marketable equity securities and other investments to meet business objectives. The marketable securities are classified as investments with readily determinable fair values, which are reported at fair value in the consolidated balance sheets, the unrealized gains and losses on equity securities are recorded in “others, net” in the consolidated statements of operations and comprehensive income/(loss) under ASU
2016-01.
Other investments are comprised of time deposits placed with banks and wealth management products with maturities more than one year. For wealth management products with variable interest rates as well as principal not guaranteed and deposits mainly indexed to foreign exchange, the Group elected the fair value option to account for them at fair value with changes in fair value recorded under “others, net” in the consolidated statement of operations and comprehensive income/(loss). For wealth management products and deposits that earn fixed interest rate return only if the Group h
e
ld the securities to maturity, the Group classified them as held-to-maturity and recorded at amortized cost considering its positive intent and ability to hold them to maturity.

Impairment of long-lived assets
v. Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset or an asset group may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the asset or the asset group to an estimate of future undiscounted cash flows expected to be generated from the use of the asset or the asset group and its eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the asset or the asset group, the Group recognizes an impairment loss based on the excess of the carrying value of the asset or the asset group over its fair value.

Nonrecourse securitization debt and transfer of financial assets
w. Nonrecourse securitization debt and transfer of financial assets
The Group, in collaboration with JD Technology, periodically securitizes accounts receivable and loan receivables arising from consumer financing through the transfer of those assets to securitization vehicles. The securitization vehicles then issue (1) debt securities to third-party investors and JD Technology, or (2) trust beneficiary rights to the Group which are immediately transferred to third-party investors, collateralized by the transferred assets. The asset-backed debt securities issued by the securitization vehicles and the trust beneficiary rights transferred by the Group are nonrecourse to the Group and are payable only out of collections on their respective underlying collateralized assets.
The securitization vehicles are considered variable interest entities pursuant to ASC Topic 810,
Consolidation
. The Group will consolidate the securitization vehicles when economic interests are retained in the form of subordinated interests, and acting as the servicer of securitization vehicles. Accordingly, the Group is precluded from recording the related transfers of assets in securitization transactions as sales. Asset-backed debt securities issued by the consolidated securitization vehicles are accounted for as the financing type transactions.
The Group does not consolidate the securitization vehicles when no economic interests are retained by the Group, and the Group has no continuing involvements, including the servicer of the securitization vehicles. Transfers are accounted for as sale and corresponding transferred accounts receivable are de-recognized
in the consolidated balance sheets pursuant to ASC Topic 860,
Transfers and Servicing
(“ASC 860”), only if they meet all of the three criteria: (i) the transferred financial assets have been isolated from the transferor and its creditor, (ii) each transferee has the rights to pledge or exchange the transferred assets, or the transferor has no continuing involvement with the transferred financial assets, and (iii) the transferor does not maintain effective control over the transferred financial assets or third-party beneficial interests related to those transferred assets. Otherwise, the transfers of the assets are accounted for as a financing type transaction if the conditions in ASC
860-10-40-5
are not met. The under common control relationship of the transferor and transferee should be ignored when applying ASC 860, as long as the transferee is not consolidated by the transferor. The gain/loss recorded upon the sale accounting was immaterial for the periods presented.

Unsecured senior notes and long-term borrowings
x. Unsecured senior notes and long-term borrowings
Unsecured senior notes are recognized initially at fair value, net of debt discounts or premiums and debt issuance costs. Debt discounts or premiums and debt issuance costs are recorded as a reduction of the principal amount and the related accretion is recorded as interest expense in the consolidated statements of operations and comprehensive income/(loss) over the maturities of the notes using the effective interest method.
Long-term borrowings are recognized at carrying amount. Interest expense is accrued over the estimated term of the facilities and recorded in the consolidated statements of operations and comprehensive income/(loss).

Fair value
y. Fair value
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The Group measures certain financial assets, including investments under the equity method on other-than-temporary basis, investments under the Measurement Alternative, intangible assets, goodwill and fixed assets at fair value when an impairment charge is recognized.
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Unobservable inputs which are supported by little or no market activity.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenues
z. Revenues
Consistent with the criteria of ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”), the Group recognizes revenues when the Group satisfies a performance obligation by transferring a promised good or service (that is, an asset) to a customer. An asset is transferred when the customer obtains control of that asset.
In accordance with ASC 606, the Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When the Group is a principal, that the Group obtains control of the specified goods or services before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When the Group is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods or services, the revenues should be recognized in the net amount for the amount of commission which the Group earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenues are recorded net of value added taxes.
The Group recognizes revenues net of discounts and return allowances when the products are delivered and title is passed to customers. Significant judgment
is required to estimate return allowances. For online retail business with return conditions, the Group reasonably estimates the possibility of return based on the historical experience, changes in judgments on these assumptions and estimates could materially impact the amount of net revenues recognized. As of December 31, 2022 and 2023, liabilities for return allowances were RMB743 million and RMB950 million, respectively, which were included in “Accrued expenses and other current liabilities”. The rights to recover products from customers associated with the Group’s liabilities for return allowances are the Group’s assets, which were RMB785 million and RMB989 million as of December 31, 2022 and 2023, respectively, and were included in “Prepayments and other current assets”.
The Group also sells prepaid cards which can be redeemed to purchase products sold on the JD Platform. In accordance with ASC 606, the cash collected from the sales of prepaid cards is initially recorded in advance from customers in the consolidated balance sheets and subsequently recognized as revenues upon the sales of the respective products through redemption of prepaid cards are completed. The Group recognizes revenues from estimated unredeemed prepaid cards over the expected customer redemption periods, rather than waiting until prepaid cards expire or when the likelihood of redemption becomes remote in accordance with ASC 606.
Revenue arrangements with multiple deliverables are divided into separate units of accounting based on the SSP of each separate unit. In instances where SSP is not directly observable, such as the Group does not have vendor-specific objective evidence or third-party evidence of the selling prices of the deliverables, considerations are allocated using estimated selling prices. Determining the SSP of each separate unit may require significant judgments, and significant assumptions and estimates have been made in estimating the relative selling price of each single-element.

Net Product Revenues
The Group recognizes the product revenues from the online retail business on a gross basis as the Group is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods. Revenues from the sales of electronics and home appliance products were RMB492,592 million, RMB515,945 million and RMB538,799 million, and revenues from the sales of general merchandise products were RMB323,063 million, RMB349,117 million and RMB332,425 million, for the years ended December 31, 2021, 2022 and 2023, respectively. The Group’s net product revenues were mainly generated by the JD Retail segment.
Net Service Revenues
The Group charges commission fees to third-party merchants for participating in the Group’s online marketplace, where the Group generally is acting as an agent and its performance obligation is to arrange for the provision of the specified goods or services by those third-party merchants. Upon successful sales, the Group charges the third-party merchants a negotiated amount or a fixed rate commission fee based on the sales amount. Commission fee revenues are recognized on a net basis at the point of delivery of products, net of return allowances.
The Group provides marketing services to third-party merchants, suppliers and other business partners on its various website channels and third-party marketing affiliate’s websites, including but not limited to pay for performance marketing services on which the customers are charged based on effective clicks on their product information, and display advertising services that allow customers to place advertisements on various websites. The Group recognizes revenues from pay for performance marketing services based on effective clicks, and recognizes revenues from display advertising services ratably over the period during which the advertising services are provided or on the number of times that the advertisement has been displayed based on cost per thousand impressions. The Group did not enter into material advertising-for-advertising
barter transactions for the periods presented.
The Group opens its fulfillment infrastructure by offering integrated supply chain solutions and logistics services to third parties through JD Logistics, primarily including warehousing and distribution services, express and freight delivery services and other value-added services. Revenues generated from these services are primarily recognized over time as the Group performs the services in the contracts because of the continuous transfer of control to the customers.
JD Plus memberships provide the Group’s core customers with a better shopping experience, access to an evolving suite of benefits that represent a single stand-ready obligation. Subscriptions are paid for at the time of or in advance of delivering the services. Revenues from such arrangements are recognized over the subscription period.
The Group offers comprehensive customer services, primarily include 7*24 hours customer services to respond to customers’ post-sales requests, return and exchange services to facilitate customers’ return, exchange and repair of defective goods. These services are free of charge. The Group also provides return/exchange logistics services to the customers, of which the revenues recognized were not material for the periods presented.
The Group also provides
on-demand
retail platform services and
on-demand
delivery services through Dada. For
on-demand
retail platform services, the Group acts as an agent and charges the retailer a fixed rate commission fee based on the sales amount and commission fee revenues on a net basis at the point of delivery of merchandise upon successful sales. For on-demand
delivery services, the Group acts as an agent and recognizes revenues on a net basis at the point of delivery of merchandise. In addition, the Group fulfills the delivery needs of retailers and other business customers on Dada’s platforms, the Group has determined that it acts as the principal in these transactions and recognizes revenues on a gross basis at a fixed rate or a pre-determined
amount for each completed delivery.
Revenues from online marketplace and marketing services were RMB72,118 million, RMB81,970 million and RMB84,726 million for the years ended December 31, 2021, 2022 and 2023, respectively, which were mainly generated by the JD Retail segment. Revenues from logistics and other services were RMB63,819 million, RMB99,204 million and RMB128,712 million, for the years ended December 31, 2021, 2022 and 2023, respectively, which were mainly generated by the JD Logistics segment.

Contract balances
aa. Contract balances
Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied the Group’s performance obligation and has the unconditional rights to payment.
Unearned revenues consist of payments received or awards to customers related to unsatisfied performance obligation at the end of the period, included in current and non-current
deferred revenues and advance from customers in the Group’s consolidated balance sheets. As of December 31, 2022, the Group’s total unearned revenues were RMB33,325 million, of which RMB24,227 million was recognized as revenues for the year ended December 31, 2023. The Group’s total unearned revenues were RMB29,143 million as of December 31, 2023.
The Group applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. These costs include certain partner sales incentive programs. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year which need to be recognized as assets.

Customer incentives and loyalty programs
bb. Customer incentives and loyalty programs
The Group provides two types of discounted coupons, referred to as D Coupons and J Coupons, for free to its customers to incentivize purchase.

•
D Coupons are given to a customer upon current purchase or can be given for free to promote future purchases. This coupon requires the customer to make future purchase of a minimum value in order to enjoy the value provided by the coupon. The rights to purchase discounted products in the future does not represent a material rights to the customer. The Group assesses the significance of the discount by considering its percentage of the total future minimum purchase value, historical usage pattern by the customers and relative outstanding volume and monetary value of D Coupons compared to the other discounts offered by the Group. D Coupons are accounted for as a reduction of revenues on the future purchase.

•
J Coupons are given to a customer upon their qualified purchase or can be given for free to promote future purchases and are to be used on a future purchase, with no limitation as to the minimum value of the future purchase. Accordingly, the Group has determined that J Coupons awarded are considered as a separate performance obligation within the scope of ASC 606, as J Coupons represent a material rights to the customer. Therefore, the delivered products and J Coupons awarded are treated as two distinct performance obligations identified in the contract. The total sales consideration is allocated based on management’s best estimate of the relative SSP of each performance obligation. The amount allocated to J Coupons is deferred and recognized when J Coupons are redeemed or at the coupon’s expiration, whichever occurs first. For the years ended December 31, 2021, 2022 and 2023, the amounts of expired J Coupons were not material.

Registered customers may also earn J Beans, which were launched based on certain activities performed on the Group’s website by the customers and can be used against qualified purchases on JD Platform, which will directly reduce the amount paid by the customer, or redeemed for D Coupons that can be used in certain shops on JD Platform. The Group considers J Beans awarded to be a separate performance obligation identified in the contract. Therefore, the sales consideration is allocated to the products and J Beans based on the relative SSP of the products and J Beans awarded. Consideration allocated to J Beans is initially recorded as deferred revenues, and recognized as revenues when J Beans are used or expired. J Beans will expire at the subsequent year end after issuance. For the years ended December 31, 2021, 2022 and 2023, the amounts of expired J Beans were not material.

Cost of revenues
cc. Cost of revenues
Cost of revenues consists primarily of purchase price of products, inbound shipping charges, write-downs of inventories, traffic acquisition costs related to online marketing services, and cost related to logistics services provided to third parties.

Rebates and subsidies
dd. Rebates and subsidies
The Group periodically receives considerations from certain vendors, representing rebates for products sold and subsidies for the sales of the vendors’ products over a period of time. The rebates are not sufficiently separable from the Group’s purchase of the vendors’ products and they do not represent a reimbursement of costs incurred by the Group to sell vendors’ products. The Group accounts for the rebates received from its vendors as a reduction to the prices it pays for the products purchased and therefore the Group records such amounts as a reduction of cost of revenues when recognized in the consolidated statements of operations and comprehensive income/(loss). Rebates are earned upon reaching minimum purchase thresholds for a specified period. When volume rebates can be reasonably estimated based on the Group’s past experiences and current forecasts, a portion of the rebates is recognized as the Group makes progress towards the purchase threshold. Subsidies are calculated based on the volume of products sold through the Group and are recorded as a reduction of cost of revenues when the sales have been completed and the amount is determinable.

Fulfillment
ee. Fulfillment
Fulfillment expenses consist primarily of (i) expenses incurred in operating the Group’s fulfillment centers, customer service centers and physical stores, including personnel cost and expenses attributable to buying, receiving, inspecting and warehousing inventories, picking, packaging, and preparing customer orders for shipment, processing payment and related transaction costs, (ii) expenses charged by third-party couriers for dispatching and delivering the Group’s products, (iii) lease expenses of warehouses, delivery and pickup stations, and physical stores, and (iv) depreciation and amortization of logistics and electronic equipment. The cost related to logistics services provided to third parties is classified in cost of revenues in the consolidated statements of operations and comprehensive income/(loss). Shipping cost included in fulfillment expenses amounted to RMB27,786 million, RMB28,958 million and RMB29,858 million for the years ended December 31, 2021, 2022 and 2023, respectively.

Marketing
ff. Marketing
Marketing expenses consist primarily of advertising costs, public relations expenditures, and payroll and related expenses for employees involved in marketing and business development activities. The Group pays commissions to participants in the associates program when their customer referrals result in successful product sales and records such costs in marketing in the consolidated statements of operations and comprehensive income/(loss).
Advertising costs, which consist primarily of online advertising, offline television, movie and outdoor advertising, and incentive programs to attract or retain consumers for the Group’s online marketplace, are expensed as incurred, and totaled RMB32,704 million, RMB29,898 million and RMB31,761 million for the years ended December 31, 2021, 2022 and 2023, respectively.

Research and development
gg. Research and development
Research and development expenses consist primarily of payroll and related expenses for research and development employees involved in designing, developing and maintaining technology platform, and application of artificial intelligence, big data and cloud technologies and services, and technology infrastructure costs. Technology infrastructure costs include servers and other equipment depreciation, bandwidth and data center costs, rent, utilities and other expenses necessary to support the Group’s internal and external business. Research and development expenses are expensed as incurred. Software development costs are recorded in “Research and development” as incurred as the costs qualifying for capitalization have been insignificant.

General and administrative
hh. General and administrative
General and administrative expenses consist primarily of employee related expenses for general corporate functions, including accounting, finance, tax, legal and human relations; costs associated with these functions including facilities and equipment depreciation expenses, rental and other general corporate related expenses.

Share-based compensation
ii. Share-based compensation
The Group grants restricted share units (“RSUs”) and share options of the Company and its subsidiaries to eligible employees and non-employees.
The Group accounts for share-based awards issued to employees and non-employees
in accordance with ASC Topic 718
Compensation – Stock Compensation
.
Employees’ share-based awards,
non-employees’
share-based awards and the founder’s share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.
All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.
The Group uses binomial option-pricing model or other appropriate methods to estimate the fair value of share options. The determination of estimated fair value of share-based payment awards on the grant date is affected by the fair value of the Company’s ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of the Company over the expected term of the awards, actual and projected employee share option exercise behaviors, a risk-free interest rate, exercise multiple and expected dividend yield, if any.

Determination of estimated fair value of the Company’s subsidiaries before they were publicly listed requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to the Company’s subsidiaries. The Company estimates the Company’s subsidiaries’ enterprise value for purposes of recording share-based compensation, and the information considered by the Company mainly include but are not limited to the pricing of recent rounds of financing, future cash flow forecasts, discount rates, and liquidity factors.
The Group recognizes the estimated compensation cost of RSUs based on the fair value of its ordinary shares on the date of the grant. The Group recognizes the compensation cost, net of estimated forfeitures, over a vesting term for service-based RSUs.
Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.
A change in the terms or conditions of a share-based award, or cancellation of a share-based award accompanied by the concurrent grant of a replacement award is accounted for as a modification (that is, an exchange of the original award for a new award), unless the award’s fair value, vesting conditions, and classification as an equity instrument are the same as immediately before and after the change. The Group recognized incremental compensation cost for an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification. Therefore, in relation to the modified award, the Group recognized share-based compensation over the vesting periods of the modified award.

Income tax
jj. Income tax
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax bases of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations and comprehensive income/(loss) in the period of change. Deferred tax assets and liabilities are classified as non-current
in the consolidated balance sheets.
The Group recognizes in its consolidated financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of December 31, 2022 and 2023, the Group did not have any significant unrecognized uncertain tax positions.

Leases
kk. Leases
In accordance with ASC Topic 842,
Leases
(“ASC 842”),
t
he Group
, using the modified retrospective transition approach through a cumulative-effect adjustment in the period of adoption rather than retrospectively adjusting prior periods and the package of practical expedients, categorizes leases with contractual terms longer than twelve months as either operating or finance lease. However, the Group has no finance leases for any of the periods presented.
Right-of-use
(“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. As the implicit rate in lease is not readily determinable for the Group’s operating leases, the Group generally use the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group accounts for lease and non-lease
components separately.
The Group also enters into sale and leaseback transactions. The Group acts as the seller-lessee, transfers its assets to a third-party entity (the buyer-lessor) and then leases the transferred assets back from the buyer-lessor at an arm-length
rental price. Upon consideration of ASC Topic
842-40-25-1
and ASC 606, the transfer of the underlying assets is considered as sales, and according to ASC 842, the leaseback transaction is classified as an operating lease. Therefore, the sale and the leaseback of the underlying assets are separately accounted for by the Group. Upon completion of the transaction, the legal titles of these assets are transferred to the third-party entity (the buyer-lessor), and the Group derecognizes these transferred assets and recognizes gains or losses from disposal of these assets in accordance with ASC Topic 360,
Property, Plant and Equipment
. The leaseback transactions are accounted for under ASC 842, and the ROU assets and lease liabilities are recognized at commencement date accordingly.
The Group leases warehouses, offices, and store space to third-parties. The arrangements are in the nature of operating lease which is neither a sales-type nor direct-financing lease. As such, the underlying assets remain on the Group’s balance sheet at their carrying value and continue to depreciate the assets based on the estimated useful life. Rental revenue should be recognized on a straight-line basis (or another systematic basis if that basis is more representative of the pattern in which income is earned from the underlying assets over the term of the respective lease). The Group records an unbilled rent receivable, which is the amount by which straight-line rental revenue exceeds rents currently billed in accordance with the lease.

Comprehensive income/(loss)
ll. Comprehensive income/(loss)
Comprehensive income/(loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive income/(loss) for the periods presented primarily includes net income/(loss) and foreign currency translation adjustments.

Net income/(loss) per share
mm. Net income/(loss) per share
Basic net income/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the calculation of diluted net income/(loss) per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested RSUs and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. Additionally, the Company takes into account the effect of dilutive shares of entities in which the Company holds equity interests. The dilutive impacts from equity interests mainly include equity investments accounted for using the equity method and the consolidated subsidiaries. The effect mentioned above is not included in the calculation of the diluted income/(loss) per share when inclusion of such effect would be anti-dilutive.

Segment reporting
nn. Segment reporting
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.
Beginning with the first quarter of 2021, the Group implemented certain segment reporting changes to better reflect its recently optimized organizational structure and business developments. The major changes in segment information mainly include: (1) Reported the results of JD Logistics as a new standalone segment. JD Logistics listed on the Main Board of the
HKEX on May 28, 2021. (2) Moved the results of Jingxi and the internal business of JD Property from JD Retail to New Businesses. The changes relate to the realignment of JD Retail in connection with the establishment of the new Jingxi business group and the closing of JD Property Series A Preference Shares financing. As a result, the Group reported three segments, JD Retail, JD Logistics and New Businesses in 2021. JD Retail mainly consisted of online retail, online marketplace and marketing services in China. JD Logistics included both internal and external logistics businesses. New Businesses mainly included JD Property, Jingxi, overseas businesses and technology initiatives.
The Group consolidated Dada since February 28, 2022 and reported the results of Dada as a new standalone segment. The Group also consolidated China Logistics Property Holdings Co., Ltd. (“CNLP”) through JD Property since March 1, 2022 and reported the results of CNLP in the New Businesses segment. In addition, the Group has consolidated Ningbo Meishan Baoshui Area Deppon Investment Holding Company Limited (“Deppon Holdco”) except the Excluded Business as defined in Note 7 since July 26, 2022 and reported the results of Deppon Holdco except the Excluded Business as defined in Note 7 in the JD Logistics segment. The Group now reports four segments, JD Retail, JD Logistics, Dada and New Businesses. JD Retail, including JD Health and JD Industrials, among other components, mainly engage in online retail, online marketplace and marketing services in China. JD Logistics includes both internal and external logistics businesses. Dada is a local on-demand
delivery and retail platform in China. New Businesses mainly include JD Property, Jingxi and overseas businesses.
These changes align with the manner in which the Group’s CODM uses financial information to evaluate the performance of, and to allocate resources to, each of the segments. The prior periods’ segment operating results have been retrospectively recast to conform to current period presentation.

Statutory reserves
oo. Statutory reserves
The Company’s subsidiaries and consolidated VIEs established in the Chinese mainland are required to make appropriations to certain non-distributable
reserve funds.
In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their after-tax
profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax
profits calculated in accordance with the PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.
In addition, in accordance with the PRC Company Laws, the consolidated VIEs, registered as Chinese domestic companies, must make appropriations from their after-tax
profits as determined under the PRC GAAP to
non-distributable
reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax
profits as determined under the PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.
For the years ended December 31, 2021, 2022 and 2023, profit appropriation to statutory surplus fund for the Group’s entities incorporated in the Chinese mainland was approximately RMB53 million, RMB1,887 million and RMB2,636 million, respectively. No appropriation to other reserve funds was made for any of the periods presented.

Recent accounting pronouncements
pp. Recent accounting pronouncements
Recently adopted accounting pronouncements
In October 2021, the FASB issued ASU
2021-08,
which amends ASC 805 to “require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination.” Under current GAAP, an acquirer generally recognizes such items at fair value on the acquisition date. According to the FASB, this update is intended “to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the following: a. Recognition of an acquired contract liability; b. Payment terms and their effect on subsequent revenue recognized by the acquirer.” For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments in this update should be applied prospectively to business combinations occurring on or after the effective date of the amendments. The Group adopted this update beginning January 1, 2023 and the impact was not material to the consolidated financial statements.
In June 2022, the FASB issued ASU
2022-03,
which (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU
2022-03
clarifies that a “contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security” and is not included in the equity security’s unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security’s fair value (i.e., the entity should not apply a discount related to the contractual sale restriction, as stated in ASC
820-10-35-36B
as amended by the ASU). In addition, the ASU prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The Group early adopted this update beginning January 1, 2023 and the impact was not material to the consolidated financial statements.
In September 2022, the FASB issued ASU
2022-04
to enhance transparency about an entity’s use of supplier finance programs. ASU
2022-04
requires the buyer in a supplier finance program to disclose qualitative and quantitative information about the program, and at a minimum, the following at least annually: (1) the key terms of the program, including payment terms and assets pledged as security or other forms of guarantees; (2) the amount of obligations outstanding at the end of the reporting period that the buyer has confirmed as valid; a description of where those obligations are presented in the balance sheet; rollforward information for the annual period showing the amount at the beginning of the period, the amount added during the period, the amount settled during the period , and the amount outstanding at the end of the period. The amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, except for the amendment on rollforward information, which is effective for fiscal years beginning after December 15, 2023. Early adoption is permitted. The Group adopted this update beginning January 1, 2023 and the required information was disclosed in Note 15.

Recently issued accounting pronouncements not yet adopted
On November 27, 2023, the FASB issued ASU
2023-07.
The amendments improve reportable segment disclosure requirements. Main provisions include: (1) significant segment expenses—public entities are required to disclose significant segment expenses by reportable segment if they are regularly provided to the CODM and included in each reported measure of segment profit or loss; (2) other segment items—public entities are required to disclose other segment items by reportable segment. Such a disclosure would constitute the difference between reported segment revenues less the significant segment expenses (disclosed) less reported segment profit or loss; (3) multiple measures of a segment’s profit or loss—public entities may disclose more than one measure of segment profit or loss used by the CODM, provided that at least one of the reported measures includes the segment profit or loss measure that is most consistent with GAAP measurement principles; (4) CODM-related disclosures—disclosure of the CODM’s title and position is required on an annual basis, as well as an explanation of how the CODM uses the reported measure(s) and other disclosures. (5) entities with a single reportable segment—public entities must apply all of the ASU’s disclosure requirements, as well as all existing segment disclosure and reconciliation requirements in ASC 280; (6) recasting of prior-period segment information to conform to current-period segment information—recasting is required if segment information regularly provided to the CODM is changed in a manner that causes the identification of significant segment expenses to change. The amendments in ASU
2023-07
are effective for all public entities for fiscal years beginning after December 15, 2023. Early adoption is permitted. A public entity should apply the amendments in this update retrospectively to all prior periods presented in the financial statements. The Group is currently evaluating the impact of the amendments on its consolidated financial statements.
On December 14, 2023, the FASB issued ASU
2023-09,
which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. The ASU amends ASC
740-10-50-12
to require public business entities (“PBEs”) to disclose a reconciliation between the amount of reported income tax expense (or benefit) from continuing operations and the amount computed by multiplying the income (or loss) from continuing operations before income taxes by the applicable statutory federal (national) income tax rate of the jurisdiction (country) of domicile. If PBE is not domiciled in the United States, the federal (national) income tax rate in such entity’s jurisdiction (country) of domicile shall normally be used in the rate reconciliation. The amendments prohibit the use of different income tax rates for subsidiaries or segments. Further, PBEs that use an income tax rate in the rate reconciliation that is other than the U.S. income tax rate must disclose the rate used and the basis for using it. The ASU also adds ASC
740-10-50-12A,
which requires entities to annually disaggregate the income tax rate reconciliation between the following eight categories by both percentages and reporting currency amounts: (1) State and local income tax, net of federal (national) income tax effect; (2) Foreign tax effects; (3) Effect of changes in tax laws or rates enacted in the current period; (4) Effect of cross-border tax laws; (5) Tax credits; (6) Changes in valuation allowances; (7) Nontaxable or nondeductible items; (8) Changes in unrecognized tax benefits. PBEs must apply the ASU’s guidance to annual periods beginning after December 15, 2024 (2025 for calendar-year-end
PBEs). Early adoption is permitted. Entities may apply the amendments prospectively or may elect retrospective application. The Group is currently evaluating the impact of the amendments on its consolidated financial statements.